Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Balance at the beginning of the period	$ (907)	$ (1,806)	$ (2,854)
Net adjustment to the opening balance of retained earnings		(12)
Taxation expense	988	806	1,019
Other comprehensive income	83	113	40
Equity	12	12
Exchange	52	(44)	69
Balance at the end of the period	228	(907)	(1,806)
Movements in deferred tax assets	1,135
United Kingdom
Taxation
Net deferred tax asset	629
US
Taxation
Net deferred tax asset	136
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period	(3,368)	(3,852)	(5,149)
Taxation expense	1,055	401	1,393
Other comprehensive income	34	56	84
Exchange	14	27	(12)
Balance at the end of the period	(2,265)	(3,368)	(3,852)
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period	495	509	465
Taxation expense	(9)	(15)	(8)
Other comprehensive income	79	26	(9)
Exchange	(4)	(25)	43
Balance at the end of the period	561	495	509
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period	980	831	1,014
Taxation expense	312	179	(231)
Exchange	1	(30)	48
Balance at the end of the period	1,293	980	831
Untaxed reserves
Taxation
Balance at the beginning of the period	(557)	(600)	(697)
Taxation expense	(63)	(4)	159
Exchange	22	47	(62)
Balance at the end of the period	(598)	(557)	(600)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	1,008	906	1,004
Taxation expense	(480)	129	(128)
Exchange	18	(27)	30
Balance at the end of the period	546	1,008	906
Accrued expenses and other
Taxation
Balance at the beginning of the period	535	400	509
Net adjustment to the opening balance of retained earnings		(12)
Taxation expense	173	116	(166)
Other comprehensive income	(30)	31	(35)
Equity	12	12
Exchange	1	(36)	22
Balance at the end of the period	$ 691	$ 535	$ 400